OMB APPROVAL
                                                       OMB Number:    3235-0582
                                                       Expires:  April 30, 2009
                                                       Estimated average burden
                                                       hours per response  14.4

                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC 20549
                                 FORM N-PX

       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

                                (811-05037)
                   ------------------------------------

                    Investment Company Act file number

                     Professionally Managed Portfolios
             -------------------------------------------------
            (Exact name of registrant as specified in charter)

                615 East Michigan Street, Milwaukee, WI 53202
           -----------------------------------------------------
           (Address of principal executive offices)   (Zip code)

                             Robert M. Slotky
                     Professionally Managed Portfolios
                      2020 E. Financial Way, Ste. 100
                            Glendora, CA 91741
                 ----------------------------------------
                  (Name and address of agent for service)

Registrant telephone number, including area code:  (626) 914-7383

Date of fiscal year end:  March 31, 2008

Date of reporting period:  June 30, 2008

                                                       Form N-PX Table

( A )                               ( B )    ( C )     ( D )      ( E )               ( F )       ( G ) ( H )     ( I )
Issue Name                          Symbol   CUSIP     Meeting    Matter Voted On     Proposed    Voted Vote      For/Against
                                                       Date                           By                Cast      Mgmt
Goldman Sachs Trust                 FPOXX    38141W364    08/03/07Directors Related   Mgmt        Y     For       For
Goldman Sachs Trust                 FPOXX    38141W364    08/03/07Directors Related   Mgmt        Y     For       For
Goldman Sachs Trust                 FPOXX    38141W364    08/03/07Directors Related   Mgmt        Y     For       For
Goldman Sachs Trust                 FPOXX    38141W364    08/03/07Directors Related   Mgmt        Y     For       For
Goldman Sachs Trust                 FPOXX    38141W364    08/03/07Directors Related   Mgmt        Y     For       For
Goldman Sachs Trust                 FPOXX    38141W364    08/03/07Directors Related   Mgmt        Y     For       For
Goldman Sachs Trust                 FPOXX    38141W364    08/03/07Directors Related   Mgmt        Y     For       For
Goldman Sachs Trust                 FPOXX    38141W364    08/03/07Directors Related   Mgmt        Y     For       For

                                SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Professionally Managed Portfolios
                      The Osterweis Strategic Income Fund

                          /s/  Robert M. Slotky
                 ________________________________________
                         By (Signature and Title)

                        Robert M. Slotky, President
                 ----------------------------------------
                             (Name and Title)

                              August 27, 2008
                 ----------------------------------------
                                  (Date)